Benefit Payments, Gratuity (Detail) - Gratuity ₨ in Millions	Mar. 31, 2024 INR (₨)
Benefit payments
2025	₨ 2,261.8
2026	1,718.4
2027	1,575.0
2028	1,497.5
2029	1,384.2
2030 - 2034	₨ 6,572.2